Trading revenues (Details) - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Trading revenues
Trading revenues	SFr (309)	SFr 1,898
Interest rate products
Trading revenues
Trading revenues	4,595	4,164
Foreign exchange products
Trading revenues
Trading revenues	(2,149)	(514)
Equity/index-related products
Trading revenues
Trading revenues	(2,097)	(1,275)
Credit products
Trading revenues
Trading revenues	(1,268)	(460)
Commodity, emission and energy products
Trading revenues
Trading revenues	13	18
Other trading securities
Trading revenues
Trading revenues	SFr 597	SFr (35)